Assets included in disposal groups classified as held for sale and associated liabilities (Narrative) (Details) - GBP (£) shares in Millions, £ in Billions				3 Months Ended	12 Months Ended
	Jun. 01, 2016	May 05, 2016	Mar. 01, 2016	Sep. 30, 2017	Dec. 31, 2017
Assets and liabilities classified as held for sale [member]
Disclosure of subsidiaries [line items]
Increase (decrease) Non-current assets or disposal groups classified as held for sale					£ 70.0
Barclay's Africa Banking Group Limited [member]
Disclosure of subsidiaries [line items]
Interest in associates or subsidiary			62.30%
Assets in disposal group					£ 65.0
Barclay's Africa Banking Group Limited [member] | Ordinary shares [member]
Disclosure of subsidiaries [line items]
Percentage shares contributed to Black Economic Empowerment Scheme				1.50%
Number of shares outstanding				126
Percentage of issued share capital					14.90%
French retail business disposal group [Member]
Disclosure of subsidiaries [line items]
Assets in disposal group					£ 4.0
Egypt banking business disposal group [Member]
Disclosure of subsidiaries [line items]
Assets in disposal group					1.0
Zimbabwe business disposal group [Member]
Disclosure of subsidiaries [line items]
Assets in disposal group					0.4
Barclays Vida Y Pensiones disposal group [Member]
Disclosure of subsidiaries [line items]
Assets in disposal group					£ 0.7
Barclay's Africa Banking Group Limited [member] | Assets and liabilities classified as held for sale [member]
Disclosure of subsidiaries [line items]
Sale of interest in associates	33.70%	12.20%